Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Summary of Impact of Adopting New Standard on Financial Statements

The impact of adopting the new revenue standard affected certain balances in the Consolidated Statements of Income as follows:

2017
Decrease in sales	$(2,358)

Decrease in cost of goods sold	(2,363)
Increase in depreciation and amortization	11
Decrease in equity income	8

Decrease in income from operations before income taxes	(14)
Decrease in income taxes	(3)

Decrease in net income	(11)
Decrease in income attributable to non-controlling interests	1

Decrease in net income attributable to Magna International Inc.	$(10)

Earnings per Common Share:
Basic	$(0.02)
Diluted	$(0.03)

The decrease in Sales and Cost of goods sold for the period was primarily a result of the change in the accounting for tooling and pre-production engineering activities as a cost recovery rather than as revenue, and also due to a change in the timing of recognition for customer reimbursements related to tooling and pre-production engineering activities.

The impact of adopting the new revenue standard affected certain balances in the Consolidated Balance Sheets as follows:

2017
ASSETS
Decrease in accounts receivable	$(183)
Increase in inventories	163
Decrease in investments	(9)
Increase in fixed assets, net	35
Increase in deferred tax assets	2
Increase in other assets	67
LIABILITIES AND SHAREHOLDERS’ EQUITY
Decrease in accounts payable	$(3)
Increase in other accrued liabilities	77
Increase in other long-term liabilities	22
Decrease in deferred tax liabilities	(1)
Decrease in retained earnings	(15)
Decrease in accumulated other comprehensive loss	(3)
Decrease in non-controlling interests	(2)

The impact of adopting the new revenue standard affected certain balances in the Consolidated Statements of Cash Flows as follows:

2017
OPERATING ACTIVITIES
Decrease in net income	$(11)
Increase in items not involving current cash flows	9

(2)
Decrease in changes in operating assets and liabilities	19

Increase in cash provided from operating activities	17
INVESTING ACTIVITIES
Increase in fixed asset additions	(17)

Increase in cash used for investing activities	(17)
Cash, cash equivalents and restricted cash equivalents beginning of period	1,168

Cash, cash equivalents and restricted cash equivalents, end of period	$839